Financial Risk Management	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Risk Management
25. FINANCIAL RISK MANAGEMENT
(a) Overview
In the normal course of business, the Company is inherently exposed to market, liquidity and credit risk through its use of financial instruments. The timeframe and manner in which the Company manages these risks varies based upon management’s assessment of the risk and available alternatives for mitigating risk. The Board approves and monitors risk management processes, including treasury policies, counterparty limits, controlling and reporting structures.
(b) Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise three types of risk: commodity price risk; interest rate risk; and currency risk. Financial instruments affected by market risk include: cash and equivalents; accounts receivable; marketable securities; subscription receipts; reclamation deposits; accounts payable and accrued liabilities; debt and derivatives.
The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return. The Company buys copper put options in order to reduce commodity price risk. The derivative instruments employed by the Company are considered to be economic hedges but are not designated as hedges for accounting purposes.

Commodity price risk
The Company is exposed to the risk of fluctuations in prevailing market commodity prices on the metals it produces. The Company enters into copper put option contracts to reduce the risk of short-term copper price volatility. The amount and duration of the hedge position is based on an assessment of business-specific risk elements combined with the copper pricing outlook. Copper put option contracts are typically extended adding incremental quarters at established put strike prices to provide the necessary price protection.
Provisional pricing mechanisms embedded within the Company’s sales arrangements have the character of a commodity derivative and are carried at fair value as part of accounts receivable. The table below summarizes the impact on revenue and receivables for changes in commodity prices on the provisionally invoiced sales volumes.

	As at December 31,
	2019	2018
Copper increase/decrease by US$0.28/lb. (2018: US$0.27/lb.) 1	7,992	7,485
1
The analysis is based on the assumption that the
year-end
copper price increases/decreases 10 percent with all other variables held constant. At December 31, 2019, 22 million (2018: 20 million) pounds of copper in concentrate were exposed to copper price movements. The closing exchange rate at December 31, 2019 of CAD/USD 1.30 (2018: 1.36) was used in the analysis.
The sensitivities in the above tables have been determined with foreign currency exchange rates held constant. The relationship between commodity prices and foreign currencies is complex and movements in foreign exchange can impact commodity prices. The sensitivities should therefore be used with care.
Interest rate risk
The Company is exposed to interest rate risk on its outstanding debt and investments, including cash and cash equivalents, from the possibility that changes in market interest rates will affect future cash flows or the fair value of fixed-rate interest-bearing financial instruments.
The table below summarizes the impact on earnings after tax and equity for a change of 100 basis points in interest rates at the reporting date. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. This assumes that the change in interest rates is effective from the beginning of the financial year and balances are constant over the year. However, interest rates and balances of the Company may not remain constant in the coming financial year and therefore such sensitivity analysis should be used with care.

	Years ended December 31,
	2019	2018
Fair value sensitivity for fixed-rate instruments
Senior secured notes	(1,768)	(2,365)
Lease liabilities	(149)	(175)
Lease related obligations	(44)	-
Secured equipment loans	(134)	(56)
	(2,095)	(2,596)
Cash flow sensitivity for variable-rate instruments
Cash and equivalents	386	382
Reclamation deposits	-	211
	386	593

Currency risk
The Canadian dollar is the functional currency of the Company and, as a result, currency exposure arises from transactions and balances in currencies other than the Canadian dollar, primarily the US dollar. The Company’s potential currency exposures comprise translational exposure in respect of non-functional
currency monetary items, and transactional exposure in respect of non-functional
currency revenues and expenditures.
The following table demonstrates the sensitivity to a 10% strengthening in the CAD against the USD. With all other variables held constant, the Company’s shareholders equity and earnings after tax would both increase/(decrease) due to changes in the carrying value of monetary assets and liabilities. A weakening in the CAD against the USD would have had the equal but opposite effect to the amounts shown below.

	Years ended December 31,
	2019	2018
Cash and equivalents	(2,803)	(1,928)
Accounts receivable	(824)	(812)
Accounts payable and accrued liabilities	587	562
Senior secured notes	23,790	24,987
Equipment loans	527	-
Lease liabilities	62	45

The Company’s financial asset and liability profile may not remain constant and, therefore, these sensitivities should be used with care.
(c) Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages liquidity risk by holding sufficient cash and equivalents and scheduling long-term obligations based on estimated cash inflows. There were no defaults on loans payable during the year.
(d) Credit risk
Credit risk is the risk of potential loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company is exposed to credit risk from its receivables, marketable securities and investments, and derivatives. In general, the Company manages its credit exposure by transacting only with reputable counterparties. The Company monitors the financial condition of its customers and counterparties to contracts. The Company deals with a limited number of counterparties for its metal sales. The Company had two significant customers in 2019 that represented 87% of gross copper concentrate revenues (2018: two customers accounted for 86% of gross copper concentrate revenues). The trade receivable balance at December 31, 2019 is comprised of three customers (2018: two customers). There are no impairments recognized on the trade receivables.
(e) Fair values of financial instruments
The fair values of the senior secured notes is $285,931 and the carrying value is $317,728 at December 31, 2019. The fair value of all other financial assets and liabilities approximates their carrying value.
The Company uses the fair value hierarchy described in Note 2.4(c) for determining the fair value of instruments that are measured at fair value.

	Level 1	Level 2	Level 3	Total
December 31, 2019
Financial assets designated as FVOCI
Marketable securities	730	-	-	730
Investment in subscription receipts	-	-	2,400	2,400
Reclamation deposits	3,083	-	-	3,083
	3,813	-	2,400	6,213
December 31, 2018
Financial assets designated as FVOCI
Marketable securities	3,581	-	-	3,581
Investment in subscription receipts	-	-	2,400	2,400
Reclamation deposits	31,480	-	-	31,480
	35,061	-	2,400	37,461
There have been no transfers between fair value levels during the reporting period. The carrying value of cash and equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair value as at December 31, 2019.
The fair value of the senior secured notes, a Level 1 instrument, is determined based upon publicly available information.
The Company’s metal concentrate sales contracts are subject to provisional pricing with the selling price adjusted at the end of the quotational period. At each reporting date, the Company’s settlement receivable on these contracts are marked-to-market
based on a quoted forward price for which there exists an active commodity market. At December 31, 2019, the Company had settlement receivables of $9,006 (2018 - $10,326).
The subscription receipts, a Level 3 instrument, are valued based on a management estimate. As the subscription receipts are an investment in a private exploration and development company, there are no observable market data inputs. At December 31, 2019 the determination of the estimated fair value of the investment includes comparison to the market capitalization of comparable public companies.
(f) Capital management
The Company’s primary objective when managing capital is to ensure that the Company is able to continue its operations and that it has sufficient ability to satisfy its capital obligations and ongoing operational expenses, as well as to have sufficient liquidity available to fund suitable business opportunities as they arise.
The Company considers the components of shareholders’ equity, as well as its cash and equivalents, credit facilities and debt as capital. The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may issue or buy back equity, issue, buy back or repay debt, sell assets, or return capital to shareholders.

	As at December 31,
	2019	2018
Cash	(53,198)	(45,665)
Current portion of long-term debt	16,460	9,856
Long-term debt	357,025	345,625
Net debt	320,287	309,816
Shareholders’ equity	301,686	347,077
In order to facilitate the management of its capital requirements, the Company prepares annual operating budgets that are approved by the Board of Directors. Management also actively monitors the covenants on its long-term debt to ensure compliance. The Company’s investment policy is to invest cash in highly liquid interest-bearing investments that are readily convertible to known amounts of cash. There were no changes to the Company’s approach to capital management during the year ended December 31, 2019.